Cash and cash equivalents and cash flow supporting notes (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents And Cash Flow Supporting Notes Details
Cash at bank available on demand	£ 13,204	£ 17,608	£ 16,175	£ 30,325